SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD.
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

2        SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD

In 2022, the Company acquired 19% equity interest in Yunnan Aluminum and the entire equity interests in Pingguo Aluminum, both of which were subsidiaries of Chinalco. These transactions were regarded as business combinations under common control (Note 41) and merger accounting was applied by the Group as described in Note 3.3(a). The comparative information has been restated accordingly.